SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
SEGMENT REPORTING
SEGMENT REPORTING

3.    SEGMENT REPORTING

The Group determines operating segments based on performance reports which are reviewed by the Board and key personnel of Senior Management and updated upon changes.

With the purpose of implementing a strategic vision focused on the individual client and Small and Medium Size Companies that require and values closeness and digital service models, the Retail Banking sector turned into a new area of Personal and Business Banking.

In this sense, Small and Medium Size Companies clients and the loan portfolio have been transferred from the Corporate Division to the Personal and Business Banking area. Such change became effective on January 1, 2020. The comparative information as of December 31, 2019 and 2018 was modified with the purpose of showing the new organization and making it comparable to information as of December 31, 2020.

As from January 1, 2020, the Bank´s clients receive the following services:

•	Personal and Business Banking Segment:

-Small companies, individuals and companies that record annual sales of up to 100,000

-"Small and Medium Size Companies", companies that record annual sales of over 100,000 up to 700,000

•	Corporate Baking Segment:

-Megras that record annual sales over 700,000 up to 2,500,000

-Big Companies. Grandes companies that record annual sales of over 2,500,000

The Group considers the business for the type of products and services offered, identifying the following operating segments:

a-    Personal and Business Banking– Includes a wide range of financial products and services targeted to small comoanies, included in Entrepreneours & SMSs, and high income people identified with so-called  Identité proposal. Likewise, the Bank offers services and products targeted to retirees and pensioneers.

b-    Corporate Banking – Includes advisory services at a corporate and financial level, as well as the administration of assets and loans targeted to corporate clients.

c-    Bank Treasury – This segment is in charge of the assignment of liquidity of the Entity in accordance with the different commercial areas´ needs and its own needs, Treasury implements financial risk administration policies of the Bank, administers trading desk operations, distributes financial products, such as negotianle securities and develops business with the financial sector clients and whole sale non-financial sector clients.Consumer – Includes loans and other credit products targeted to middle and lower-middle income sectors and non-financial products and services.

d-    Consumer Finance– Includes loans and other credit products targeted to middle and lowed-middle income sectors and non-financial products and services.

e-    Insurance: Includes insurance products, with a focus on life insurance, to targeted customers segments

f-    Asset Management and Other Services – Includes MFs administered by the Group. Includes also assets, liabilities and results of Micro Lending S.A.U., Invertir Online.Com Argentina S.A.U. and InvertirOnline S.A.U, Easy Cambio S.A., Bolsillo Digital S.A.U and Futuros del Sur S.A.

Operating results of the different operating segments of the Group are reviewed individually with the purpose of taking decisions over the allocation of resources and the performance analysis of each segment. The performance of such segments will be evaluated based on operating income and is measured consistently with operating income/(expenses) of the consolidated income statement.

Transaction between segments are carried out at arm´s length. Income, expenses and results from transfers between operating segments are eliminated in consolidation.

The Group does not present information by geographical segments because there are no operating segments in economic environments with risks and rewards that are significantly different.

The following chart includes information by segment measured in accordance with IAS 29, as of December 31, 2020, 2019 and 2018:

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2020
Cash and due from banks	12,345,695	533,466	23,288,859	238,350	2,176	399,895	(133,572)	36,674,869
Debt securities at fair value through profit or loss	—	—	8,827,214	1,034,836	—	9,853	—	9,871,903
Loans and other financing	52,474,545	42,240,034	5,823,189	6,808,494	592,067	49,403	(2,592,546)	105,395,186
Other Assets	8,569,274	8,324,469	58,840,094	3,063,890	1,254,830	1,080,197	16,156,234	97,288,988
Total Assets	73,389,514	51,097,969	96,779,356	11,145,570	1,849,073	1,539,348	13,430,116	249,230,946

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2020
Deposits	93,834,062	16,184,803	65,197,484	3,561,745	—	—	(136,500)	178,641,594
Financing received from the Argentine Central Bank and others	15,011	—	5,794,778	2,529,652	—	48,169	(2,535,318)	5,852,292
Debt Securities	23,896	12,588	4,190,264	—	—	—	—	4,226,748
Other liabilities	7,481,326	2,073,534	5,859,467	2,016,065	857,130	579,256	5,964,046	24,830,824
Total Liabilities	101,354,295	18,270,925	81,041,993	8,107,462	857,130	627,425	3,292,228	213,551,458

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2020
Interests income	22,032,597	12,981,215	25,591,006	4,433,064	—	42,406	(380,408)	64,699,880
Interest Expense	(8,181,916)	(1,073,707)	(18,395,101)	(1,367,357)	—	(26,587)	466,280	(28,578,388)
Distribution of results by the Treasury	3,409,620	(6,389,960)	2,980,340	—	—	—	—	—
Net interest income	17,260,301	5,517,548	10,176,245	3,065,707	—	15,819	85,872	36,121,492
Net income from financial instruments at fair value through profit or loss	—	—	2,315,048	143,465	353,513	162,716	340,840	3,315,582
Result from derecognition of assets measured at amortized cost	—	—	688,793	—	—	—	(31,774)	657,019
Exchange rate differences on gold and foreign currency	379,276	52,605	423,261	37,771	(98)	73,159	98,571	1,064,545
NIFFI And Exchange Rate Differences	379,276	52,605	3,427,102	181,236	353,415	235,875	407,637	5,037,146
Net Financial Income	17,639,577	5,570,153	13,603,347	3,246,943	353,415	251,694	493,509	41,158,638
Services Fee Income	7,464,407	672,282	59,634	2,133,202	—	1,584,304	(420,005)	11,493,824
Services Fee Expenses	(2,453,402)	(192,364)	(59,759)	(762,313)	—	(50,754)	(29,677)	(3,548,269)
Income from insurance activities	—	—	—	—	1,454,204	—	217,251	1,671,455
Net Service Fee Income	5,011,005	479,918	(125)	1,370,889	1,454,204	1,533,550	(232,431)	9,617,010
Subtotal	22,650,582	6,050,071	13,603,222	4,617,832	1,807,619	1,785,244	261,078	50,775,648
Result from exposure to changes in the purchasing power of money	(1,078,519)	(1,274,193)	(269,124)	(887,134)	(381,065)	(253,338)	(146,955)	(4,290,328)
Other operating income	1,531,510	1,518,644	253,278	364,527	10,498	233,704	(132,710)	3,779,451
Loan loss provisions	(4,365,418)	(3,370,120)	(4,097)	(886,996)	—	11,571	—	(8,615,060)
Net operating income	18,738,155	2,924,402	13,583,279	3,208,229	1,437,052	1,777,181	(18,587)	41,649,711
Personnel expenses	(13,284,682)	(1,271,081)	(930,606)	(1,713,808)	(317,809)	(540,802)	(118,078)	(18,176,866)
Administrative expenses	(7,431,135)	(508,923)	(462,356)	(1,463,065)	(264,086)	(458,159)	269,167	(10,318,557)
Depreciations and impairment of non-financial assets	(1,924,361)	(144,156)	(108,498)	(135,823)	(20,761)	(10,497)	(62,932)	(2,407,028)
Other operating expenses	(3,834,606)	(1,255,478)	(736,566)	(602,415)	(1,826)	(103,867)	(40,021)	(6,574,779)
Operating income	(7,736,629)	(255,236)	11,345,253	(706,882)	832,570	663,856	29,549	4,172,481
Income from associates and joint ventures	—	—	—	6,456	—	—	(6,456)	—
Result before taxes	(7,736,629)	(255,236)	11,345,253	(700,426)	832,570	663,856	23,093	4,172,481
Income tax	1,380,576	75,324	(2,219,977)	122,886	(294,523)	(262,820)	526,827	(671,707)
Net income	(6,356,053)	(179,912)	9,125,276	(577,540)	538,047	401,036	549,920	3,500,774
Net income for the year attributable to owners of the parent company	(6,356,053)	(179,912)	9,125,276	(577,540)	538,047	401,036	549,028	3,499,882
Net loss for the year attributable to non-controlling interest	—	—	—	—	—	—	892	892
Other comprehensive income	220,150	115,969	479,208	—	—	—	(11,634)	803,693
Other comprehensive income attributable to owners of the parent company	220,150	115,969	479,208	—	—	—	(12,413)	802,914
Other comprehensive loss attributable to non-controlling interest	—	—	—	—	—	—	779	779
Comprehensive income for the year	(6,135,903)	(63,943)	9,604,484	(577,540)	538,047	401,036	538,286	4,304,467
Comprehensive income attributable to owners of the parent company	(6,135,903)	(63,943)	9,604,484	(577,540)	538,047	401,036	536,615	4,302,796
Comprehensive loss attributable to non-controlling interest	—	—	—	—	—	—	1,671	1,671

	Personal and					Asset
	Business	Corporate	Bank	Consumer		Management and		Total as of
Asset by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2019
Cash and due from banks	10,471,392	1,392,602	22,967,633	437,209	4,608	3,295,926	(2,624,035)	35,945,335
Debt securities at fair value through profit or loss	—	—	425,175	126,287	—	222,499	—	773,961
Loans and other financing	56,863,126	52,299,847	5,064,985	6,857,365	618,048	41,858	(1,927,882)	119,817,347
Other Assets	3,216,481	1,600,424	24,308,991	4,050,457	1,485,761	733,256	10,488,202	45,883,572
Total Assets	70,550,999	55,292,873	52,766,784	11,471,318	2,108,417	4,293,539	5,936,285	202,420,215

	Personal and					Asset
	Businesses	Corporate	Bank	Consumer		Management and		Total as of
Liabilities by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2019
Deposits	86,332,384	14,481,577	21,342,195	2,224,661	—	—	(3,204,562)	121,176,255
Financing received from the Argentine Central Bank and others	17,161	—	12,250,927	1,293,014	—	62,652	(1,347,144)	12,276,610
Debt Securities	147,721	104,240	8,013,021	—	—	21,181	—	8,286,163
Other liabilities	6,347,903	1,876,158	5,926,868	4,348,891	1,031,927	3,517,477	5,726,877	28,776,101
Total Liabilities	92,845,169	16,461,975	47,533,011	7,866,566	1,031,927	3,601,310	1,175,171	170,515,129

	Personal and					Asset		For the year
	Business	Corporate	Bank	Consumer		Management and		ended
Result by segments	Banking	Banking	Treasury	Finance	Insurance	Other Services	Adjustments	12.31.2019
Interests income	30,299,712	19,478,944	6,132,453	6,834,394	—	303,685	(2,065,563)	60,983,625
Interest Expense	(11,995,094)	(4,676,394)	(28,791,267)	(4,274,907)	—	(182,092)	2,388,377	(47,531,377)
Distribution of results by Treasury	6,447,537	(9,131,377)	2,683,840	—	—	—	—	—
Net interest income	24,752,155	5,671,173	(19,974,974)	2,559,487	—	121,593	322,814	13,452,248
Net income from financial instruments at fair value through profit or loss	13,964	—	27,334,575	331,348	526,305	132,899	197,291	28,536,382
Exchange rate differences on gold and foreign currency	2,601,295	281,750	(3,381,111)	11,166	1,679	29,577	14,453	(441,191)
NIFFI And Exchange Rate Differences	2,615,259	281,750	23,953,464	342,514	527,984	162,476	211,744	28,095,191
Net Financial Income	27,367,414	5,952,923	3,978,490	2,902,001	527,984	284,069	534,558	41,547,439
Services Fee Income	7,153,209	1,532,939	50,267	2,433,057	—	868,490	(330,406)	11,707,556
Services Fee Expenses	(1,979,198)	(166,561)	(66,517)	(889,658)	—	(41,409)	88,389	(3,054,954)
Income from insurance activities	—	—	—	—	1,627,670	—	269,253	1,896,923
Net Service Fee Income	5,174,011	1,366,378	(16,250)	1,543,399	1,627,670	827,081	27,236	10,549,525
Subtotal	32,541,425	7,319,301	3,962,240	4,445,400	2,155,654	1,111,150	561,794	52,096,964
Result from exposure to changes in the purchasing power of money	(2,439,672)	(2,243,877)	(535,746)	(1,141,796)	(1,204,601)	(475,643)	744,792	(7,296,543)
Other operating income	1,665,517	860,383	467,542	568,593	10,190	212,318	(33,506)	3,751,037
Loan loss provisions	(4,555,505)	(4,302,282)	33,553	(1,760,136)	—	51,352	—	(10,533,018)
Net operating income	27,211,765	1,633,525	3,927,589	2,112,061	961,243	899,177	1,273,080	38,018,440
Personnel expenses	(14,363,518)	(1,412,159)	(886,187)	(1,740,329)	(255,296)	(414,832)	(211,025)	(19,283,346)
Administrative expenses	(7,109,852)	(464,220)	(421,634)	(1,592,780)	(359,381)	(360,971)	(1,828)	(10,310,666)
Depreciations and impairment of non-financial assets	(1,891,160)	(247,501)	(97,492)	(136,548)	(12,751)	(9,014)	(76,038)	(2,470,504)
Other operating expenses	(4,635,433)	(2,306,728)	(693,363)	(865,702)	(1,673)	(135,505)	(17,811)	(8,656,215)
Operating income	(788,198)	(2,797,083)	1,828,913	(2,223,298)	332,142	(21,145)	966,378	(2,702,291)
Income from associates and joint ventures	—	—	—	4,570	—	—	(4,570)	—
Result before taxes	(788,198)	(2,797,083)	1,828,913	(2,218,728)	332,142	(21,145)	961,808	(2,702,291)
Income tax	7,210	8,894	24,010	736,962	(301,677)	(117,294)	(587,768)	(229,663)
Net income	(780,988)	(2,788,189)	1,852,923	(1,481,766)	30,465	(138,439)	374,040	(2,931,954)
Net income for the year attributable to owners of the parent company	(780,988)	(2,788,189)	1,852,923	(1,481,766)	30,465	(138,439)	376,793	(2,929,201)
Net loss for the year attributable to non-controlling interest	—	—	—	—	—	—	(2,753)	(2,753)
Other comprehensive income	(50,447)	(35,598)	(89,847)	—	110,770	—	(1)	(65,123)
Other comprehensive income attributable to owners of the parent company	(50,447)	(35,598)	(89,847)	—	110,770	—	182	(64,940)
Other comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	(183)	(183)
Comprehensive income for the year	(831,435)	(2,823,787)	1,763,076	(1,481,766)	141,235	(138,439)	374,039	(2,997,077)
Comprehensive income attributable to owners of the parent company	(831,435)	(2,823,787)	1,763,076	(1,481,766)	141,235	(138,439)	376,975	(2,994,141)
Comprehensive loss attributable to non-controlling interest	—	—	—	—	—	—	(2,936)	(2,936)